Average Annual Total Returns - LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	14.86%	11.95%	8.74%	Jan. 02, 2014	14.45%	11.56%	8.36%	Jan. 02, 2014	18.40%	15.22%	12.92%